Capital Structure - Additional Information (Details)			12 Months Ended	49 Months Ended
	Jun. 09, 2020 shares	Jun. 04, 2020 USD ($) $ / shares shares	Dec. 31, 2020 Vote $ / shares shares	Dec. 31, 2020 USD ($) Vote $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 shares
Class Of Stock [Line Items]
Common stock, shares authorized			450,000,000	450,000,000	32,000,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights			The holder of each share of common stock is entitled to one vote.
Number of voting rights for each common stock held | Vote			1	1
Common stock, dividends declared or paid | $				$ 0
Convertible preferred stock, shares outstanding			0	0	13,966,292
Series A Convertible Preferred Stock
Class Of Stock [Line Items]
Convertible preferred stock, shares outstanding			0	0	5,157,213	5,157,213
Non-cumulative dividend, convertible preferred stock | $ / shares			$ 0.5119
Series B Convertible Preferred Stock
Class Of Stock [Line Items]
Convertible preferred stock, shares outstanding			0	0	3,992,919	3,992,919
Non-cumulative dividend, convertible preferred stock | $ / shares			$ 0.6216
Series C Convertible Preferred Stock
Class Of Stock [Line Items]
Convertible preferred stock, shares outstanding			0	0	4,816,160
Non-cumulative dividend, convertible preferred stock | $ / shares			$ 0.6968
Common Stock
Class Of Stock [Line Items]
Conversion of convertible preferred stock into common stock, shares			13,966,292
Initial Public Offering
Class Of Stock [Line Items]
Preferred stock mandatory conversion into common stock offering price trigger | $ / shares		$ 13.065
Minimum proceeds from mandatory conversion triggers of preferred stock into common stock | $		$ 50,000,000
Initial Public Offering | Common Stock
Class Of Stock [Line Items]
Conversion of convertible preferred stock into common stock, shares	13,966,292	13,966,292